Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Jun. 30, 2011	$ (2,254)	$ 38	$ 4,304	$ (6,596)
Balance (in shares) at Jun. 30, 2011		37,539
Increase (Decrease) in Stockholders' Equity
Stock compensation expense	203		203
Stock options exercised	88		88
Exercised (in shares)		67
Net income	1,688			1,688
Balance at Jun. 30, 2012	(27,646)	32		(27,678)
Balance (in shares) at Jun. 30, 2012		31,988
Increase (Decrease) in Stockholders' Equity
Stock compensation expense	523		523
Stock options exercised	76		76
Exercised (in shares)		33
Net income	617			617
Balance at Jun. 30, 2013	(26,592)	32	437	(27,061)
Balance (in shares) at Jun. 30, 2013	31,988	31,988
Increase (Decrease) in Stockholders' Equity
Stock compensation expense	5,284		5,284
Net income	(7,110)			(7,110)
Balance at Jun. 30, 2014	91,134	50	125,255	(34,171)
Balance (in shares) at Jun. 30, 2014	49,564	49,564
Increase (Decrease) in Stockholders' Equity
Stock compensation expense	3,445		3,445
Stock options exercised	66		66
Exercised (in shares)		13
Net income	(4,875)			(4,875)
Balance at Sep. 30, 2014	$ 89,770	$ 50	$ 128,766	$ (39,046)
Balance (in shares) at Sep. 30, 2014	49,577	49,577